INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

	2025	2024
Software	8,710,863	3,811,125
Total	8,710,863	3,811,125

Schedule of Changes in Intangible Assets

Software
Cost:
Balance as of January 1, 2024	23,498,322
Additions	903,061
Balance as of December 31, 2024	24,401,383
Additions	6,410,068
Disposal	(16,592,952)
Balance as of December 31, 2025	14,218,499
Accumulated amortization:
Balance as of January 1, 2024	(18,956,513)
Amortization	(1,633,745)
Balance as of December 31, 2024	(20,590,258)
Amortization	(1,510,330)
Disposal	16,592,952
Balance as of December 31, 2025	(5,507,636)